Related Party Transactions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Termination benefits	£ 2,460	£ 0	£ 0
Loans, advances or guarantees on behalf of directors	0	0	0
Aggregate gains made by executive directors	2,804,358	3,082,715	1,474,715
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	16,000,000	2,000,000	0
Revenue from rendering of services, related party transactions	100,000	0	14,000,000
Amounts receivable, related party transactions	£ 2,000,000	£ 0	£ 1,000,000